Other Non-Current Liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous Noncurrent Liabilities [Abstract]
Derivative		$ 1,024
Lease restoration costs	$ 160
Provisions	311	304
Deferred government grant income		50
Total	$ 471	$ 1,378